UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.5%
	Shares	Value
Argentina — 0.9%
Petrobras Argentina ADR *	123,908	$583,606
Telecom Argentina ADR	61,241	933,313
Ternium ADR	344,574	10,261,414

		11,778,333

Brazil — 7.1%
ALL - America Latina Logistica	118,100	323,481
Banco do Brasil	1,643,600	14,227,620
BRF	183,000	3,278,948
CETIP - Mercados Organizados	139,300	1,333,401
Cia de Saneamento Basico do Estado de Sao Paulo	494,663	4,562,809
Cia de Saneamento Basico do Estado de Sao Paulo ADR	567,640	5,182,553
Cia de Saneamento de Minas Gerais-COPASA	124,700	1,626,151
Cia Energetica de Minas Gerais ADR	413,702	2,387,060
Cia Siderurgica Nacional	630,600	2,924,029
Cosan	494,138	5,712,235
Duratex	1,057,030	5,190,430
EDP - Energias do Brasil	251,000	1,003,688
Embratel Participacoes	794	2
Fibria Celulose *	516,100	5,784,940
JBS	1,332,507	4,665,776
Kroton Educacional	370,600	5,663,619
Light	285,000	2,252,129
Marfrig Global Foods *	1,078,800	1,859,653
Porto Seguro	550,300	6,419,122
Sao Martinho	19,300	197,859
Seara Alimentos (A)*	911	2
Telefonica Brasil ADR	173,346	3,293,574
Tim Participacoes	1,617,900	8,474,155
Tim Participacoes ADR	200,654	5,223,024
Ultrapar Participacoes	47,600	1,051,313

		92,637,573

Chile — 0.7%
Enersis ADR	635,171	8,428,719

China — 14.1%
Agricultural Bank of China	19,201,000	8,382,162
Anhui Conch Cement	277,000	1,068,480
ANTA Sports Products	204,000	297,871
Bank of China	63,379,000	26,751,019
Changyou.com ADR *	6,694	201,021
China Citic Bank	17,078,000	8,191,804
China Construction Bank	28,281,000	19,591,567
China Lodging Group ADR *	12,877	349,611
China Merchants Bank	2,669,500	4,702,102
China Petroleum & Chemical	24,171,800	19,093,163
China Railway Construction	486,000	405,452
China Sports International *	670,000	12,594
China Techfaith Wireless Communication Technology ADR *	39,097	74,284

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — continued
China Telecom	20,246,000	$9,302,030
Chongqing Rural Commercial Bank	3,546,000	1,505,098
CSR	1,322,000	961,645
Giant Interactive Group ADR	748,723	8,243,440
Great Wall Motor	401,500	1,889,535
Greentown China Holdings	628,000	894,951
Haitian International Holdings	162,000	350,707
Huadian Power International	1,038,000	430,712
Huaneng Power International	5,494,000	5,129,511
Industrial & Commercial Bank of China	23,031,000	14,199,989
Jiangling Motors	67,800	243,606
Jiangsu Future Land	561,100	331,049
KongZhong ADR *	25,776	203,888
NetEase ADR *	219,310	16,441,671
New Oriental Education & Technology Group ADR	442,592	12,985,649
Perfect World ADR	100,403	1,942,798
Qingling Motors	778,000	215,949
Semiconductor Manufacturing International *	4,278,000	433,542
Shanghai Friendship Group	327,270	431,015
Shanghai Mechanical and Electrical Industry	268,300	535,795
SinoMedia Holding	290,000	199,846
Sinopec Shanghai Petrochemical	916,000	260,569
Sinotrans	961,000	396,563
SOHO China	709,000	562,440
Sohu.com *	30,827	2,243,589
SouFun Holdings ADR	66,121	5,381,588
TAL Education Group ADR *	96,588	2,313,283
Weiqiao Textile	992,000	532,003
WuXi PharmaTech Cayman ADR *	122,525	4,276,122
Xinhua Winshare Publishing and Media	433,000	244,937
Xinyuan Real Estate ADR	24,178	116,296
Zhuzhou CSR Times Electric	212,000	653,733

		182,974,679

Egypt — 0.3%
Commercial International Bank Egypt SAE	335,463	1,647,436
Ezz Steel *	408,960	1,013,128
Talaat Moustafa Group *	521,702	548,639
Telecom Egypt	282,406	611,814

		3,821,017

Hong Kong — 0.6%
Chaoda Modern Agriculture Holdings ADR *	6,346	19,228
China Ocean Resources *	71,580	207,865
China Resources Cement Holdings	744,000	507,749
China Unicom Hong Kong	1,922,000	2,506,106
Dah Chong Hong Holdings	311,000	182,605
Geely Automobile Holdings	3,900,000	1,593,768
GOME Electrical Appliances Holding	8,140,000	1,410,839
New China Life Insurance *	97,300	289,530
People’s Insurance Group of China	532,000	230,274

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — continued
TCL Multimedia Technology Holdings	710,000	$329,029
Tonly Electronics Holdings *	71,000	56,425

		7,333,418

Hungary — 0.0%
Richter Gedeon Nyrt	17,305	349,932

India — 8.5%
Aban Offshore	43,698	312,941
Apollo Tyres	1,949,182	3,524,736
Aptech	68,832	76,407
Aurobindo Pharma	354,110	2,665,080
Biocon	102,850	716,117
Britannia Industries	56,438	794,978
Cairn India	1,150,843	5,957,640
Ceat	63,505	301,739
Dishman Pharmaceuticals & Chemicals	58,387	76,228
Divi’s Laboratories *	14,566	305,826
Dr Reddy’s Laboratories	163,293	6,801,073
Escorts *	142,168	281,477
Geometric	101,511	160,882
Gitanjali Gems	38,150	38,269
HCL Technologies	845,746	19,737,448
Hexaware Technologies	694,141	1,494,528
Indraprastha Gas	230,706	912,072
Infosys ADR	251,426	14,728,535
Infosys	268,643	15,869,038
JSW Steel *	42,675	624,817
Lupin	318,832	4,487,718
MAX India	47,303	143,408
Mindtree	28,292	645,607
MRF	8,326	2,582,508
NIIT Technologies	107,712	691,691
Sasken Communications Technologies	175,093	464,316
SRF	40,927	134,496
Sun Pharmaceutical Industries	126,607	1,189,586
Syndicate Bank	550,011	742,214
Tata Communications *	54,921	241,931
Tata Consultancy Services	35,410	1,266,548
Tata Motors	1,814,121	10,120,916
Uflex	195,499	221,537
UPL	96,151	290,195
Wipro	1,150,933	10,563,307
WNS Holdings ADR *	80,743	1,738,397

		110,904,206

Indonesia — 1.0%
Agung Podomoro Land	5,873,000	109,294
Alam Sutera Realty	6,268,900	262,059
Bakrie Sumatera Plantations *	12,254,367	50,016
Bank Negara Indonesia Persero	3,781,500	1,356,034

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — continued
Bank Rakyat Indonesia	90,000	$61,504
Darma Henwa *	6,998,260	28,658
Gajah Tunggal	2,750,778	425,681
Indofood Sukses Makmur	3,497,500	1,999,371
Lippo Cikarang *	339,500	154,942
Matahari Department Store *	604,500	576,371
Perusahaan Gas Negara Persero	3,485,500	1,355,817
Surya Semesta Internusa	8,109,000	445,813
Telekomunikasi Indonesia ADR	79,449	2,881,615
Telekomunikasi Indonesia Persero	19,835,000	3,678,121

		13,385,296

Malaysia — 3.6%
Affin Holdings	35,200	43,253
AMMB Holdings	976,600	2,136,385
DRB-Hicom	1,127,000	907,692
Kulim Malaysia *	515,000	492,361
Malayan Banking	2,737,900	7,888,021
Petronas Chemicals Group	242,500	481,219
POS Malaysia	156,300	261,443
Puncak Niaga Holdings	260,200	228,662
RHB Capital	143,200	328,847
Telekom Malaysia	2,953,800	4,862,497
Tenaga Nasional	8,138,300	28,691,152

		46,321,532

Mexico — 4.9%
Alfa, Ser A	4,592,396	12,938,648
America Movil ADR, Ser L	1,035,493	22,014,581
America Movil, Ser L	2,162,547	2,305,811
Axtel *	762,000	310,520
Banregio Grupo Financiero	49,402	270,392
Bio Pappel *	143,800	334,394
Empresas ICA *	425,041	820,907
Fomento Economico Mexicano ADR	2,844	256,643
Gruma *	510,790	4,163,011
Grupo Aeroportuario del Centro Norte Sab	69,200	214,782
Grupo Aeroportuario del Pacifico	697,864	3,804,491
Grupo Aeroportuario del Pacifico ADR	13,336	722,678
Grupo Financiero Banorte	1,539,700	9,718,968
Grupo Financiero Inbursa	259,524	647,161
Grupo Lala	150,800	321,355
Grupo Simec *	39,900	148,812
OHL Mexico *	1,899,083	4,656,118
TF Administradora Industrial S de RL REIT	126,130	233,323

		63,882,595

Pakistan — 0.2%
Attock Refinery	268,591	552,135
Bank Alfalah	904,800	237,195
DG Khan Cement	1,948,800	1,768,679

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Pakistan — continued
Pakistan Telecommunication	1,728,382	$469,328

		3,027,337

Panama — 0.1%
Avianca Holdings ADR *	44,932	713,071

Peru — 0.0%
Credicorp	2,353	310,408

Philippines — 0.1%
Cebu Air	136,660	149,054
Globe Telecom	6,955	261,497
Lopez Holdings	116,800	11,136
Metropolitan Bank & Trust	303,602	507,117
Vista Land & Lifescapes	2,465,500	282,394

		1,211,198

Poland — 1.4%
Asseco Poland	21,098	308,170
Grupa Lotos *	116,387	1,304,184
PGE	447,244	2,341,220
Polski Koncern Naftowy Orlen	849,301	10,451,899
Tauron Polska Energia	2,327,921	3,161,010

		17,566,483

Russia — 4.1%
LUKOIL ADR	485,141	27,580,266
OAO Gazprom ADR	2,128,359	17,580,245
Sistema GDR	256,982	6,935,944
Surgutneftegas ADR	66,607	512,208

		52,608,663

South Africa — 4.7%
FirstRand	2,657,768	7,443,616
Imperial Holdings	621,693	10,322,851
Liberty Holdings	254,071	2,605,991
MMI Holdings	2,247,998	4,766,488
Mondi	110,107	1,667,534
MTN Group	154,483	2,745,700
Murray & Roberts Holdings *	102,526	228,830
Netcare	107,468	215,197
Sanlam	678,532	2,912,226
Sappi *	324,039	1,003,773
Sasol	385,950	18,523,099
Standard Bank Group	46,498	489,398
Steinhoff International Holdings	1,360,659	5,608,440
Sun International	2,999	26,585
Telkom *	660,239	1,797,438
Woolworths Holdings	53,277	290,083

		60,647,249

South Korea — 19.0%
AtlasBX *	249,908	9,469,012

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
CJ *	98,940	$10,850,760
CJ E&M *	13,951	436,436
CKH Food & Health	80,755	277,485
Daelim Industrial *	20,591	1,575,194
Daou Data *	15,940	75,259
Daou Technology *	39,180	573,032
Dongbu Insurance	7,309	363,942
Dongyang E&P *	15,443	256,064
Ecoplastic *	228,571	429,453
Hana Financial Group	486,830	18,421,355
Hanil E-Wha *	173,830	2,685,495
Hansol Paper *	24,320	272,518
Hanwha *	283,370	9,535,930
Hanwha Life Insurance	41,690	284,166
Hite Holdings *	14,760	157,813
Husteel *	22,760	381,511
Hwa Shin *	18,740	190,045
Hyosung *	35,677	2,228,541
Hyundai Hy Communications & Networks *	50,240	264,255
Hyundai Motor	98,906	21,465,100
Hyundai Steel *	6,218	437,946
Industrial Bank of Korea *	95,090	1,097,502
INTOPS	8,242	152,159
Kia Motors	364,370	18,179,585
Kolon *	25,730	385,424
Kolon Industries *	5,073	237,278
Korea District Heating *	2,802	188,073
KT	536,820	15,535,063
Ktis *	65,330	298,082
LG Display *	603,090	14,085,843
LG Uplus	190,080	1,946,261
LIG Insurance	31,920	934,187
Lotte Food *	387	282,347
Mando *	1,946	217,366
NEOWIZ HOLDINGS *	6,358	72,809
POSCO	3,133	870,975
Samsung Electronics	58,941	69,798,447
SK Holdings *	75,349	12,547,316
SK Hynix *	67,630	2,356,495
SK Telecom	56,162	11,315,818
Sungwoo Hitech *	23,079	330,097
Taekwang Industrial *	36	47,125
Taeyoung Engineering & Construction *	67,270	339,303
TS *	17,738	463,192
Woori Finance Holdings *	1,172,265	13,410,913
Youngone Holdings *	16,154	1,087,977

		246,810,949

Taiwan — 11.4%
AcBel Polytech	444,000	460,390
Accton Technology	450,000	243,117

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Advanced Semiconductor Engineering	942,000	$863,133
AmTRAN Technology	639,000	412,036
Cheng Loong	2,253,680	1,058,424
Chia Chang	160,000	201,683
Chimei Materials Technology	123,000	161,997
China General Plastics	681,580	357,295
China Life Insurance	339,000	323,071
China Man-Made Fiber *	1,958,000	789,230
ChipMOS Technologies	10,263	194,586
CMC Magnetics *	3,274,000	522,687
Compal Electronics	1,192,169	886,260
Coretronic	450,000	416,852
CTBC Financial Holding	1,678,200	1,104,734
Elitegroup Computer Systems	398,040	234,319
Feng TAY Enterprise	106,734	240,180
Formosa Chemicals & Fibre	99,000	259,305
Formosa Taffeta	387,000	409,022
FSP Technology	217,357	215,948
Fubon Financial Holding	15,057,520	21,242,529
Gigabyte Technology	54,000	71,264
Global Brands Manufacture	389,643	140,125
GMI Technology *	177,916	86,077
Grand Pacific Petrochemical	1,166,000	844,368
Hannstar Board	509,234	191,244
Hon Hai Precision Industry	10,941,600	30,566,306
Innolux *	19,346,000	6,708,810
Inventec	7,533,851	6,950,772
King Yuan Electronics	2,127,000	1,453,003
King’s Town Bank	907,000	883,363
Lingsen Precision Industries	448,000	253,781
Lite-On Technology	6,127,711	9,075,194
Long Bon International	53,000	28,648
Mega Financial Holding	7,669,419	6,192,123
Mercuries & Associates	1,323,138	870,857
Mercuries Life Insurance *	380,000	243,768
Micro-Star International	993,000	863,929
Nien Hsing Textile	286,143	283,380
Pegatron	6,414,343	8,382,493
Pou Chen	8,669,270	11,983,894
Powertech Technology	485,000	669,264
President Chain Store	42,000	281,227
P-Two Industries	49,000	23,220
Shihlin Development	148,800	191,304
Shin Kong Financial Holding	9,603,617	3,216,263
Shinkong Synthetic Fibers	649,000	212,433
Silicon Motion Technology ADR	29,982	504,597
SinoPac Financial Holdings	5,062,973	2,358,991
Ta Chong Bank *	673,080	234,359
Taichung Commercial Bank	669,240	240,552
Taishin Financial Holding	8,437,245	3,983,379

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Taiwan Business Bank *	596,299	$176,987
Taiwan Life Insurance *	316,000	292,464
Taiwan Semiconductor	454,000	440,139
Taiwan Surface Mounting Technology	593,250	877,224
Taiwan Union Technology	395,000	360,660
Tatung *	3,520,000	1,007,766
Topco Scientific	117,287	219,524
TYC Brother Industrial	179,162	94,562
United Integrated Services	256,000	327,059
United Microelectronics	25,149,000	10,291,025
Vanguard International Semiconductor	975,000	1,066,879
Winbond Electronics *	13,969,000	3,366,942
Yageo	1,407,700	579,567

		147,686,584

Thailand — 5.3%
Advanced Info Service NVDR	1,832,200	11,600,418
Airports of Thailand NVDR	1,316,900	6,841,816
Bangchak Petroleum NVDR	2,550,300	2,066,662
Bangkok Bank	803,000	4,171,902
Bangkok Bank NVDR	193,500	1,005,309
Bangkok Expressway	166,400	161,309
Delta Electronics Thailand NVDR	169,700	272,466
Jasmine International NVDR	3,153,900	673,584
Krung Thai Bank	5,257,400	2,659,757
Krung Thai Bank NVDR	5,878,300	2,973,875
Krungthai Card NVDR	218,200	193,346
Lanna Resources	220,600	74,179
PTT Exploration & Production NVDR	210,800	977,050
PTT Global Chemical NVDR	3,624,700	7,823,686
PTT NVDR	1,147,000	9,590,185
Ratchaburi Electricity Generating Holding NVDR	131,200	189,785
Sri Trang Agro-Industry NVDR	434,100	161,752
Thai Airways International NVDR	768,500	328,260
Thai Oil NVDR	996,700	1,592,727
Thanachart Capital	3,005,900	2,822,869
Thanachart Capital NVDR	2,550,300	2,395,010
Tisco Financial Group NVDR	121,200	135,850
Total Access Communication NVDR	3,087,900	8,956,874
TPI Polene	710,600	226,032
TPI Polene	3,208,900	1,020,704

		68,915,407

Turkey — 3.5%
Aksa Akrilik Kimya Sanayii	424,858	1,405,794
Alarko Gayrimenkul Yatirim Ortakligi REIT	66,476	563,132
Alarko Holding	125,921	259,574
Arcelik	290,540	1,433,036
BIM Birlesik Magazalar	17,625	300,949
Eregli Demir ve Celik Fabrikalari	9,481,275	11,366,122
Gubre Fabrikalari *	382,432	556,578

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
Turkey — continued
Ipek Matbacilik Sanayi Ve Ticaret *	302,419	$303,677
Is Yatirim Menkul Degerler	86,763	44,521
Kiler Gayrimenkul Yatirim Ortakligi REIT *	425,158	191,834
Koza Anadolu Metal Madencilik Isletmeleri *	834,501	804,748
Pinar Entegre Et ve Un Sanayi	36,787	131,487
Sekerbank *	145,394	129,919
Soda Sanayii	125,259	154,593
Tumosan Motor ve Traktor Sanayi	99,367	201,758
Turk Hava Yollari	2,189,650	6,528,462
Turk Sise ve Cam Fabrikalari	4,202,852	4,647,938
Turkiye Is Bankasi	4,884,026	8,750,025
Turkiye Vakiflar Bankasi Tao	4,810,452	7,341,440
Vestel Elektronik Sanayi ve Ticaret *	400,917	248,290
Yazicilar Holding, Cl A	23,627	186,039

		45,549,916

TOTAL COMMON STOCK (Cost $1,088,517,511)		1,186,864,565

PREFERRED STOCK — 7.2%

Brazil — 7.2%
Bradespar	185,400	1,713,217
Braskem, Ser A *	596,410	4,591,857
Cia Brasileira de Distribuicao Grupo Pao de Acucar	424,901	16,444,941
Cia Energetica de Minas Gerais	2,040,916	11,780,777
Cia Energetica de Sao Paulo	406,100	3,882,203
Cia Energetica do Ceara	19,930	396,577
Cia Paranaense de Energia, Ser B	303,800	3,503,472
Eletropaulo Metropolitana Eletricidade de Sao Paulo	178,300	648,699
Embratel Participacoes	60	—
Gerdau	1,246,800	8,860,507
Metalurgica Gerdau	707,400	6,278,880
Petroleo Brasileiro	2,526,000	15,386,802
San Carlos Empreendimentos e Participacoes (A) *	455	—
Telefonica Brasil	566,000	10,758,281
Usinas Siderurgicas de Minas Gerais, Ser A *	1,807,900	8,914,953

TOTAL PREFERRED STOCK (Cost $116,784,736)		93,161,166

RIGHTS — 0.0%

Brazil — 0.0%
Marfrig Global Foods, Expires 2/27/14 * (Cost $—)	490	2

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENT — 1.1%
	Shares	Value
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $14,468,908)	14,468,908	$14,468,908

TOTAL INVESTMENTS — 99.8% (Cost $1,219,771,155)†		$1,294,494,641

Percentages are based on Net Assets of $1,297,574,028.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total value of such securities as of January 31, 2014, was $2 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2014.
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,219,771,155, and the unrealized appreciation and depreciation were $182,232,694 and $(107,509,208), respectively.

ADR – American Depositary Receipt

Cl – Class

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

Ser – Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
January 31, 2014
(Unaudited)

The list of inputs used to value the Portfolio’s net assets as of January 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$11,778,333	$—	$—	$11,778,333
Brazil	92,637,571	—	2	92,637,573
Chile	8,428,719	—	—	8,428,719
China	56,083,694	126,890,985	—	182,974,679
Egypt	—	3,821,017	—	3,821,017
Hong Kong	75,653	7,257,765	—	7,333,418
Hungary	349,932	—	—	349,932
India	110,904,206	—	—	110,904,206
Indonesia	2,910,273	10,475,023	—	13,385,296
Malaysia	—	46,321,532	—	46,321,532
Mexico	63,882,595	—	—	63,882,595
Pakistan	3,027,337	—	—	3,027,337
Panama	713,071	—	—	713,071
Peru	310,408	—	—	310,408
Philippines	—	1,211,198	—	1,211,198
Poland	17,566,483	—	—	17,566,483
Russia	52,608,663	—	—	52,608,663
South Africa	60,647,249	—	—	60,647,249
South Korea	463,192	246,347,757	—	246,810,949
Taiwan	699,183	146,987,401	—	147,686,584
Thailand	68,915,407	—	—	68,915,407
Turkey	45,549,916	—	—	45,549,916

Total Common Stock	597,551,885	589,312,678	2	1,186,864,565

Preferred Stock	93,161,166	—	—^	93,161,166
Rights	2	—	—	2
Short-Term Investment	14,468,908	—	—	14,468,908

Total Investments in Securities	$705,181,961	$589,312,678	$2	$1,294,494,641

Amounts designated as “—” are either $0 or have been rounded to $0.

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security labeled as Level 3 in which the market value is $0 or has been rounded to $0.

For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1400

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 93.1%
	Face Amount (000)(1)		Value
Barbados — 0.6%
Barbados Government International Bond 6.625%, 12/05/35		310	$226,300

Brazil — 11.6%
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/17	BRL	3,945	1,521,682
10.000%, 01/01/21	BRL	2,807	996,221
10.000%, 01/01/23	BRL	5,868	2,014,067

			4,531,970

Colombia — 3.6%
Colombian TES 6.000%, 04/28/28	COP	2,666,200	1,142,700
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/23 (A)	COP	664,000	281,288

			1,423,988

Dominican Republic — 2.0%
Dominican Republic International Bond 15.000%, 04/05/19 (A)	DOP	17,300	446,933
14.500%, 02/10/23 (A)	DOP	6,700	162,433
14.000%, 02/06/15 (A)	DOP	8,000	193,160

			802,526

Ghana — 3.7%
Ghana Government Bond 24.000%, 05/25/15	GHS	400	175,933
21.000%, 10/26/15	GHS	2,120	908,019
19.240%, 05/30/16	GHS	650	270,572
16.900%, 03/07/16	GHS	250	100,140

			1,454,664

Grenada — 0.3%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	121,875

Indonesia — 7.2%
Indonesia Treasury Bond 11.000%, 11/15/20	IDR	7,830,000	719,071
11.000%, 09/15/25	IDR	954,000	87,313
10.250%, 07/15/22	IDR	2,600,000	227,961
10.000%, 02/15/28	IDR	5,033,000	425,188
9.500%, 05/15/41	IDR	680,000	54,717
8.375%, 03/15/24	IDR	2,375,000	186,847
8.375%, 03/15/34	IDR	4,120,000	303,011
6.625%, 05/15/33	IDR	13,847,000	839,212

			2,843,320

Ivory Coast — 0.8%
Ivory Coast Government International Bond 5.750%, 12/31/32		340	294,100

1

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value

Malaysia — 3.1%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	$403,115
3.492%, 03/31/20	MYR	1,440	416,692
3.480%, 03/15/23	MYR	1,465	410,643

			1,230,450

Mexico — 6.9%
America Movil 6.450%, 12/05/22	MXN	3,530	238,799
Mexican Bonos 8.500%, 11/18/38	MXN	11,905	964,083
8.000%, 12/07/23	MXN	8,182	672,500
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	842,776

			2,718,158

Mozambique — 1.3%
EMATUM Via Mozambique EMATUM Finance 2020 6.305%, 09/11/20		540	504,900

Nigeria — 4.6%
Nigeria Government Bond 16.390%, 01/27/22	NGN	115,750	801,270
16.000%, 06/29/19	NGN	96,460	642,829
10.700%, 05/30/18	NGN	62,150	345,883

			1,789,982

Peru — 0.3%
Peru Government Bond 6.900%, 08/12/37	PEN	345	112,861

Philippines — 1.5%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	221,756
3.900%, 11/26/22	PHP	18,000	374,002

			595,758

Poland — 2.0%
Poland Government Bond 4.000%, 10/25/23	PLN	775	232,353
2.750%, 08/25/23	PLN	1,425	543,647

			776,000

Russia — 11.4%
RusHydro JSC via RusHydro Finance MTN 7.875%, 10/28/15	RUB	26,400	739,230
Russian Agricultural Bank Via RSHB Capital 8.625%, 02/17/17 (A)	RUB	8,300	232,145
Russian Federal Bond - OFZ 8.150%, 02/03/27	RUB	27,730	782,937
7.600%, 07/20/22	RUB	21,205	580,621
7.500%, 03/15/18	RUB	40,170	1,134,857
7.050%, 01/19/28	RUB	17,795	453,198
7.000%, 01/25/23	RUB	21,320	560,430

			4,483,418

2

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Serbia — 2.4%
Serbia Treasury Bonds 10.000%, 04/04/15	RSD	28,750	$335,629
10.000%, 10/17/16	RSD	29,810	342,605
10.000%, 01/24/18	RSD	24,150	271,615

			949,849

South Africa — 5.3%
South Africa Government Bond 10.500%, 12/21/26	ZAR	1,537	154,481
8.750%, 02/28/48	ZAR	10,565	885,686
7.000%, 02/28/31	ZAR	9,235	667,058
6.250%, 03/31/36	ZAR	5,580	358,558

			2,065,783

Supra-National — 0.8%
International Finance MTN 7.750%, 12/03/16	INR	19,630	316,123

Tanzania — 2.7%
Standard Bank 7.250%, 10/07/14		1,000	1,046,600

Thailand — 1.9%
Thailand Government Bond 3.775%, 06/25/32	THB	4,250	119,565
3.625%, 06/16/23	THB	15,000	442,985
3.580%, 12/17/27	THB	7,017	199,593

			762,143

Turkey — 6.5%
Turkey Government Bond 10.500%, 01/15/20	TRY	1,430	640,799
9.500%, 01/12/22	TRY	1,665	711,488
7.100%, 03/08/23	TRY	3,225	1,183,375

			2,535,662

Uganda — 4.7%
Republic of Uganda Government Bond 11.000%, 01/21/21	UGX	245,000	84,120
10.750%, 01/26/17	UGX	1,740,800	658,809
10.750%, 02/22/18	UGX	1,500,000	555,510
Republic of Uganda Government Bonds 14.625%, 11/01/18	UGX	330,900	138,193
10.250%, 10/09/14	UGX	1,053,000	424,439

			1,861,071

Uruguay — 0.8%
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	175,708
Uruguay Treasury Bills 13.551%, 11/07/14 (C)	UYU	3,800	153,146

			328,854

Venezuela — 3.7%
Petroleos de Venezuela 5.250%, 04/12/17		590	399,725
4.900%, 10/28/14		1,132	1,049,930

			1,449,655

3

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/ Number of Warrants/ Shares		Value
Zambia — 3.4%
Zambia Government Bond 15.000%, 08/15/23	ZMK	320	$48,442
14.000%, 08/16/18	ZMK	290	47,396
13.000%, 09/01/22	ZMK	2,800	412,491
12.000%, 02/20/17	ZMK	980	157,036
11.000%, 09/02/17	ZMK	2,615	402,218
10.000%, 03/19/15	ZMK	1,565	267,569

			1,335,152

TOTAL GLOBAL BONDS (Cost $41,450,604)			36,561,162

WARRANTS — 1.0%
Central Bank of Nigeria, Expires 11/15/20 *		1,250	202,500
Venezuela Government International Bond, Expires 04/15/20 *		7,000	169,750

TOTAL WARRANTS (Cost $456,000)			372,250

SHORT-TERM INVESTMENT — 5.0%
Reich & Tang Daily Money Market Fund, Institutional Class, 0.040% (D) (Cost $1,980,290)		1,980,290	1,980,290

TOTAL INVESTMENTS— 99.1% (Cost $43,886,894)†			$38,913,702

4

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

The summary of outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
2/3/14-3/18/14	USD	392,197	ZAR	(4,408,522)	$(395,263)	$(3,067)
2/6/14	HRK	7,691,310	EUR	(1,005,000)	1,355,765	291
2/6/14	EUR	1,003,419	HRK	(7,691,310)	1,353,342	(2,423)
2/7/14	USD	755,000	HUF	(170,356,300)	(735,690)	19,310
2/7/14	HUF	588,300,000	USD	(2,650,000)	2,540,594	(109,406)
2/10/14	USD	406,977	ARS	(3,500,000)	(425,241)	(21,264)
2/10/14	ARS	980,200	USD	(145,000)	119,932	(25,068)
2/10/14-2/28/14	USD	830,000	UAH	(7,242,500)	(829,606)	394
2/10/14-6/3/14	ARS	8,548,550	USD	(1,125,000)	920,430	(204,570)
2/10/14-10/3/14	USD	1,284,000	INR	(83,524,660)	(1,318,163)	(34,163)
2/10/14-10/3/14	INR	63,828,800	USD	(980,000)	1,000,612	20,612
2/13/14	USD	914,510	COP	(1,778,669,750)	(881,694)	32,816
2/13/14	USD	1,630,000	MYR	(5,296,737)	(1,581,634)	48,366
2/13/14	COP	685,125,000	USD	(350,000)	339,619	(10,381)
2/13/14	MYR	14,413,586	USD	(4,475,000)	4,303,973	(171,027)
2/18/14	USD	215,000	CZK	(4,328,466)	(212,040)	2,960
2/20/14	USD	178,159	CLP	(96,847,500)	(173,946)	4,214
2/20/14	CLP	96,847,500	USD	(185,000)	173,946	(11,054)
2/21/14-12/9/14	USD	1,005,000	PEI	(2,919,670)	(994,892)	10,108
2/21/14-12/9/14	PEI	4,617,630	USD	(1,608,995)	1,593,256	(15,739)
2/26/14	PLN	11,141,836	USD	(3,596,113)	3,529,123	(66,990)
2/26/14-3/3/14	USD	430,000	PLN	(1,324,138)	(419,366)	10,634
2/27/14	RON	1,925,493	EUR	(431,000)	575,998	(5,338)
2/28/14	USD	2,172,148	MXP	(28,396,439)	(2,118,704)	53,444
2/28/14	MXP	44,278,570	USD	(3,368,000)	3,303,695	(64,305)
3/3/14	PLN	1,098,869	EUR	(260,000)	347,951	(2,741)
3/3/14	EUR	220,000	PLN	(925,498)	296,739	3,686
3/3/14	GTQ	6,702,250	USD	(830,000)	854,673	24,673
3/10/14-6/27/14	USD	1,853,101	TRY	(3,730,461)	(1,601,035)	252,066
3/10/14-6/27/14	TRY	6,161,268	USD	(2,990,000)	2,665,285	(324,716)
3/18/14	ZAR	19,162,501	USD	(1,815,000)	1,712,854	(102,146)
3/20/14	UYU	9,752,400	USD	(430,000)	433,063	3,063
3/20/14-7/25/14	USD	805,000	UYU	(18,676,700)	(815,320)	(10,320)
3/20/14-8/13/14	RUB	73,843,320	USD	(2,172,000)	2,040,702	(131,298)
3/26/14-6/18/14	KZT	276,624,750	USD	(1,752,000)	1,749,163	(2,837)
3/31/14	HUF	94,350,827	EUR	(315,000)	405,862	(18,988)
4/3/14	USD	415,000	PHP	(18,467,500)	(407,128)	7,872
4/4/14	NGN	52,928,000	USD	(320,000)	318,970	(1,030)
4/8/14	USD	300,000	KRW	(319,800,000)	(297,567)	2,433
4/14/14	USD	2,985,000	RUB	(100,934,790)	(2,827,709)	157,291
4/16/14	USD	171,034	EUR	(125,000)	(168,593)	2,441
4/16/14	USD	440,000	THB	(14,663,000)	(442,445)	(2,445)
4/16/14	THB	98,789,400	USD	(2,995,000)	2,980,895	(14,105)
4/28/14	USD	965,000	BRL	(2,355,256)	(954,751)	10,249
5/8/14	USD	451,417	CNH	(2,787,703)	(460,435)	(9,018)
5/8/14	CNH	2,787,703	USD	(445,000)	460,435	15,435
5/12/14-6/30/14	EGP	9,805,760	USD	(1,315,000)	897,445	43,753
6/18/14	USD	847,292	KZT	(136,583,500)	(856,674)	(9,382)
7/24/14-8/19/14	USD	1,000,000	IDR	(11,416,200,000)	(903,686)	96,314
7/24/14-8/19/14	IDR	11,416,200,000	USD	(911,141)	903,686	(7,455)

						$(558,851)

5

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at January 31,2014, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Bank of New York	$630,000$	$(619,168)	$10,832
Brown Brothers Harriman	5,400,645	(5,595,953)	(195,308)
Citigroup	4,775,214	(4,708,231)	66,983
HSBC	1,602,736	(1,588,923)	13,813
State Street	20,591,651	(20,511,092)	80,559
UBS	25,084,903	(25,620,633)	(535,730)

			$(558,851)

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Currency Legend

ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian Leu
BRL	Brazilian Real	IDR	Indonesia Rupiah	RSD	Serbian Dinar
CLP	Chilean Peso	INR	Indian Rupee	RUB	Russian Ruble
CNH	Chinese Offshore Yuan Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstan Tenge	TRY	Turkish Lira
CZK	Czech Koruna	MXN	Mexican Peso	UAH	Ukraine Hryvnia
DOP	Dominican Peso	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
EGP	Egyption Pound	NGN	Nigerian Naira	USD	U.S. Dollar
EUR	Euro Dollar	PEI	Peruvian Inca	UYU	Uruguayan Peso
GHS	Ghana Cedi	PEN	Peruvian Nuevo Sol	ZAR	South African Rand
GTQ	Guatemalan Quetzal	PHP	Philippine Peso	ZMK	Zambian Kwacha
HRK	Croatian Kuna	PLN	Polish Zloty

Outstanding open swap agreements held by the Fund at January 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Depreciation
Citigroup	Float Quarterly JIBAR	6.64%	12/13/2016	ZAR	16,000,000	$(40,458)
Citigroup	Float Quarterly JIBAR	6.07%	08/15/2015	ZAR	18,000,000	(24,814)

						$(65,272)

For the period ended January 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $39,254,788.

*	Non-income producing security.
(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	The rate reported is the 7-day effective yield as of January 31, 2014.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $43,886,894, and the unrealized appreciation and depreciation were $137,152 and $(5,110,344,) respectively.

JIBAR – Johannesburg Interbank Agreed Rate

MTN – Medium Term Note

Ser – Series

6

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2014
(Unaudited)

The list of inputs used to value the Fund’s net assets as of January 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$36,561,162	$—	$36,561,162
Warrants	—	372,250	—	372,250
Short-Term Investment	1,980,290	—	—	1,980,290

Total Investments in Securities	$1,980,290	$36,933,412	$—	$38,913,702

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation	$—	$842,570	$—	$842,570
Forward Contracts – Depreciation	—	(1,401,421)	—	(1,401,421)
Interest Rate Swaps – Depreciation	—	(65,272)	—	(65,272)

Total Other Financial Instruments	$—	$(624,123)	$—	$(624,123)

* Forward contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2014 there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1400

7

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014